COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2013	738,381	14,306
Issuance of common shares for cash	18,733	899
Outstanding at December 31, 2013	757,114	15,205
Issuance of common shares for cash	22,365	1,115
Outstanding at December 31, 2014	779,479	16,320
Outstanding at December 31, 2015	779,479	16,320

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2015	2014	2013

Expected life (years)	5.8	6.0	6.0
Interest rate	1.1%	1.8%	1.7%
Volatility[1]	18%	17%	18%
Dividend yield	3.7%	3.8%	3.7%
Forfeiture rate	5%	5%	15%

[1]	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2015	2014	2013
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	37	68	25
Fair value of options that have vested	91	95	64
Total options vested	2.0 million	1.7 million	1.3 million